Equity (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	281,834	234,000	50,000	0
Weighted Average Remaining Contractual life (in years)	9 years 1 month 24 days	9 years 9 months 10 days	9 years 11 months 19 days
Weighted Average Exercise Price	$ 3.57
Options Exercisable Number of shares	139,811
Options Exercisable Weighted Average Exercise Price	$ 3.95
46,084
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	46,084
Weighted Average Remaining Contractual life (in years)	8 years 2 months 19 days
Weighted Average Exercise Price	$ 10.80
Options Exercisable Number of shares	30,244
Options Exercisable Weighted Average Exercise Price	$ 10.80
2,500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	2,500	2,500
Weighted Average Remaining Contractual life (in years)	9 years 1 month 20 days	9 years 10 months 20 days
Weighted Average Exercise Price	$ 3.12	$ 3.12
Options Exercisable Number of shares	2,500	2,500
Options Exercisable Weighted Average Exercise Price	$ 3.12	$ 3.12
181,500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	159,250
Weighted Average Remaining Contractual life (in years)	9 years 3 months
Weighted Average Exercise Price	$ 1.99
Options Exercisable Number of shares	98,317
Options Exercisable Weighted Average Exercise Price	$ 1.99
50,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	50,000
Weighted Average Remaining Contractual life (in years)	9 years 6 months 7 days
Weighted Average Exercise Price	$ 2.65
Options Exercisable Number of shares	6,250
Options Exercisable Weighted Average Exercise Price	$ 2.65
24,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	24,000
Weighted Average Remaining Contractual life (in years)	9 years 6 months 14 days
Weighted Average Exercise Price	$ 2.12
Options Exercisable Number of shares	2,500
Options Exercisable Weighted Average Exercise Price	$ 2.12
50,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding		50,000
Weighted Average Remaining Contractual life (in years)		8 years 11 months 19 days
Weighted Average Exercise Price		$ 10.80
Options Exercisable Number of shares		21,700
Options Exercisable Weighted Average Exercise Price		$ 10.80
181,500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding		181,500
Weighted Average Remaining Contractual life (in years)		10 years
Weighted Average Exercise Price		$ 1.99
Options Exercisable Number of shares		0
Options Exercisable Weighted Average Exercise Price		$ 0